Contingent Liabilities and Commitments (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of contingent liabilities [abstract]
Details of guarantees

(1)	Details of guarantees are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Confirmed guarantees
Guarantee for loans	103,229	38,897
Acceptances	602,014	622,758
Guarantees in acceptances of imported goods	78,395	111,195
Other confirmed guarantees	6,491,608	7,215,557

Sub-total	7,275,246	7,988,407

Unconfirmed guarantees
Local letters of credit	187,146	243,072
Letters of credit	3,025,923	3,186,513
Other unconfirmed guarantees	403,652	778,088

Sub-total	3,616,721	4,207,673

Commercial paper purchase commitments and others	917,489	791,729

Total	11,809,456	12,987,809

(*)	Includes financial guarantees of 4,163,382 million Won and 3,960,383 million Won as of December 31, 2020 and December 31, 2021, respectively.

Disclosure of commitments
(2)	Details of unused loan commitments and others are as follows (Unit: Korean Won in millions):

	December 31, 2020	December 31, 2021
Loan commitments	112,088,680	114,414,462
Other commitments (*)	7,827,774	5,652,557

(*)
As of December 31, 2020 and 2021, the amount of unsecured bills (purchase note sales) and discounts on electronic short-term bond sales (purchase) are 2,894,688 million Won and 2,225,226 million Won, respectively.